Accumulated Other Comprehensive Income (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fiscal year opening balance	$ 5,302
Other comprehensive loss	(390)
Net current period other comprehensive loss	(390)
Fiscal year ending balance	4,912
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fiscal year opening balance	5,302
Other comprehensive loss	(125)
Net current period other comprehensive loss	(125)
Fiscal year ending balance	5,177
Unrealized investment holding loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fiscal year opening balance	0
Other comprehensive loss	(265)
Net current period other comprehensive loss	(265)
Fiscal year ending balance	$ (265)